SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL.
Schedule of share repurchase activities

($ millions, except as noted)	2020	2019

Share repurchase activities (thousands of common shares)

Shares repurchased	7 527	55 298

Amounts charged to

Share capital	124	905

Retained earnings	183	1 369

Share repurchase cost	307	2 274

Average repurchase cost per share	40.83	41.12

Schedule of liability for share repurchases
($ millions)	December 31 2020	December 31 2019

Amounts charged to

Share capital	—	65

Retained earnings	—	103

Liability for share purchase commitment	—	168